Apr. 10, 2017
MASSACHUSETTS INVESTORS GROWTH STOCK FUND | Massachusetts Investors Growth Stock Fund
Massachusetts Investors Growth Stock Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is April 10, 2017. For Certain MFS® Funds

Effective immediately, the following sentence is added to the first paragraph in the sub-section entitled “Fees and Expenses” under the main heading entitled “Summary of Key Information”:

Investors may also pay commissions or other fees to their financial intermediary when they buy and hold shares of the fund, which are not reflected below.

1028417	MULTI-SUP-III-041017